SECURITY DEPOSITS	12 Months Ended
Dec. 31, 2011
Security Deposits [Abstract]
Security Deposits [Text Block]
10.	SECURITY DEPOSITS

The Group’s security deposits represent amounts on deposit with the owners of dredgers leased by the Company’s subsidiary, Fujian Service. Such amounts will be returned to Fujian Service when the corresponding leases end. Security deposits were $48,872,718 and $21,454,545 as of December 31, 2011 and 2010, respectively.